Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim High Yield Fund (the “Fund”) seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes), under normal circumstances, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality (also known as “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. These debt securities may include, without limitation: corporate bonds and notes, commercial paper, discount notes, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), convertible securities, agency and non-agency mortgage-backed securities and other asset-backed securities (including collateralized debt obligations), participations in and assignments of loans (such as senior floating rate loans, syndicated bank loans, secured or unsecured loans, bridge loans and other loans), floating rate revolving credit facilities (“revolvers”), debtor-in-possession loans (“DIPs”) and other loans, and sovereign debt securities and Eurodollar bonds and obligations. These securities may pay fixed or variable rates of interest. These securities also may be restricted securities, including Rule 144A securities that are eligible for resale to qualified institutional buyers. The Fund also may invest in a variety of investment vehicles, principally, closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Fund may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Fund invests will primarily be domestic securities, but may also include foreign securities. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred securities.
The Fund also may seek certain exposures through derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.
The Fund also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Fund may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).
The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Short Sale Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 32.56%	Lowest Quarter Return Q3 2011 -11.82%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Bloomberg Barclays U.S. Corporate High Yield Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	11.12%
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,970
Annual Return 2009	rr_AnnualReturn2009	70.53%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(3.49%)
Annual Return 2012	rr_AnnualReturn2012	16.88%
Annual Return 2013	rr_AnnualReturn2013	11.09%
Annual Return 2014	rr_AnnualReturn2014	1.29%
Annual Return 2015	rr_AnnualReturn2015	(2.33%)
Annual Return 2016	rr_AnnualReturn2016	16.46%
Annual Return 2017	rr_AnnualReturn2017	6.88%
Annual Return 2018	rr_AnnualReturn2018	(3.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1996
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,452
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2000
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SHYIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,710
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(3.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015

[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”) has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.16%, Class C-1.91%, Institutional Class-0.91%, and Class P-1.16%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.